Financial Risks Management - Schedule of Contractual Undiscounted Cash Flows (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Within one year or on demand [Member]
Maturity Analysis for Financial Liabilities [Line Items]
Trade and other payables	$ 12,990,458	$ 1,672,369	$ 27,376,032
Bank borrowings	4,081,908	525,498	5,211,740
Lease liabilities	1,457,688	187,660	3,533,128
Convertible promissory notes	23,303,100	3,000,000
Total	41,833,154	5,385,527	36,120,900
Over one year [Member]
Maturity Analysis for Financial Liabilities [Line Items]
Lease liabilities	$ 1,124,592	$ 144,778	$ 1,136,376